Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
7.    Commitments and Contingencies
Research Collaboration Agreement
In September 2017, the Company entered into a Research Collaboration Agreement (the “HitGen Agreement”) with HitGen Ltd (“HitGen”). Under the terms of the HitGen Agreement, HitGen would use its
DNA-encoded
library technology to screen up to three targets and deliver to the Company the structures of certain compounds that bind to the targets. The Company would provide certain materials containing each target for purposes of the screen. The Company could have been obligated to make certain milestone payments. The Company and HitGen mutually agreed to terminate the HitGen Agreement in March 2021. No milestones were achieved or paid upon the termination of the agreement.
Guarantees
The Company enters into certain agreements with other parties in the ordinary course of business that contain indemnification provisions. These typically include agreements with directors and officers, business partners, contractors, landlords and clinical sites. Under these provisions, the Company generally indemnifies and holds harmless the indemnified party for losses suffered or incurred by the indemnified party as a result of the Company’s activities. These indemnification provisions generally survive termination of the underlying agreement. The maximum potential amount of future payments the Company could be required to make under these indemnification provisions is unlimited. However, to date the Company has not incurred material costs to defend lawsuits or settle claims related to these indemnification provisions. As a result, the estimated fair value of these obligations is minimal.
Litigation
The company, from time to time, may be party to litigation arising in the ordinary course of business. The company was not subject to any material legal proceedings as of June 30, 2021, and no material legal proceedings are currently pending or threatened.

8. Commitments and Contingencies
Research Collaboration Agreement
In September 2017, the Company ent
e
red into a Research Collaboration Agreement (the “HitGen Agreement”) with HitGen Ltd (“HitGen”). Under the terms of the HitGen Agreement, HitGen would use its
DNA-encoded
library technology to screen up to three targets and deliver to the Company the structures of certain compounds that bind to the targets. The Company would provide certain materials containing each target for purposes of the screen. The Company could have been obligated to make certain milestone payments. The Company and HitGen have mutually agreed to terminate the HitGen Agreement in March 2021. No milestones were achieved or owed upon the termination of the agreement and the Company is under no obligation to make any payments upon termination of the HitGen Agreement.
License Agreement
In March 2020, the Company entered into a License Agreement (the “Medivir Agreement”) with Medivir AB (“Medivir”), pursuant to which the Company obtained an exclusive license to all patents, know-how
and other intellectual property associated with a preclinical-stage research program. Pursuant to the Medivir Agreement, the Company made an upfront payment of $0.4 million.
Under the terms of the Medivir Agreement, the Company is obligated to pay Medivir in connection with development, regulatory and commercial activities. The Company has agreed to make certain milestone payments of $1.4 million in the aggregate for the first licensed product that achieves specified clinical milestones, plus $25.0 million for the first licensed product that achieves specified regulatory approval and sales milestones, in each case, in either of the first two specified genetic contexts and $0.7 million in the aggregate if that first licensed product achieves specified clinical milestones, plus $5.0 million if that first licensed product achieves specified regulatory and sales milestones for a third genetic context or the second licensed product achieves such specified development, regulatory and sales milestones in either of the first two specified genetic contexts. The Company has the right to reduce these milestone payments by a specified amount in the event the licensed product is not covered by Medivir’s patents or if payments are due to a third party for a license under such third party’s intellectual property rights. The Company is also obligated to pay Medivir a low single-digit royalty on net sales of any product covered by a licensed patent. The Medivir Agreement expires on the date of expiration of all royalty obligations. Either party may terminate the Medivir Agreement earlier upon an uncured material breach of the other party.
Upfront fees paid pursuant to the Medivir License Agreement were recorded to research and development expense. No milestones have been achieved to date.
Guarantees
The Company enters into certain agreements with other parties in the ordinary course of business that contain indemnification provisions. These typically include agreements with directors and officers, business partners, contractors, landlords and clinical sites. Under these provisions, the Company generally indemnifies and holds harmless the indemnified party for losses suffered or incurred by the indemnified party as a result of the Company’s activities. These indemnification provisions generally survive termination of the underlying agreement. The maximum potential amount of future payments the Company could be required to make under these indemnification provisions is unlimited. However, to date the Company has not incurred material costs to defend lawsuits or settle claims related to these indemnification provisions. As a result, the estimated fair value of these obligations is minimal.
Litigation
The company, from time to time, may be party to litigation arising in the ordinary course of business. The company was not subject to any material legal proceedings as of December 31, 2020, and no material legal proceedings are currently pending or threatened.